PROPERTY AND EQUIPMENT, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Total of gross carrying amount	$ 279,791	$ 268,192
Total of accumulated depreciation	(133,954)	(92,435)
Property and equipment, net	145,837	175,757
Depreciation expenses on property and equipment	48,014	34,118	$ 25,792
Computers and equipment
OTHER ASSETS
Total of gross carrying amount	105,426	109,989
Total of accumulated depreciation	(47,641)	(29,852)
Furniture and fixtures
OTHER ASSETS
Total of gross carrying amount	71,226	64,507
Total of accumulated depreciation	(37,414)	(23,828)
Office equipment
OTHER ASSETS
Total of gross carrying amount	65,927	64,822
Total of accumulated depreciation	(44,907)	(35,860)
Office building
OTHER ASSETS
Total of gross carrying amount	35,227	28,239
Total of accumulated depreciation	(3,223)	(2,291)
Vehicle
OTHER ASSETS
Total of gross carrying amount	1,985	635
Total of accumulated depreciation	$ (769)	$ (604)